Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 12,065	$ 12,065	$ 12,065	$ 11,765	$ 10,957	$ 12,731	$ 12,835	$ 11,833	$ 10,737	$ 10,855	$ 10,392	$ 9,970	$ 10,000
Average Annual Return, Percent		2.55%	0.39%	1.89%
C000007303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 11,764	$ 11,764	$ 11,764	11,496	10,731	12,505	12,640	11,685	10,630	10,773	10,341	9,942	10,000
Average Annual Return, Percent		2.33%	0.14%	1.64%
C000007306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 30,139	$ 30,139	$ 30,139	25,354	20,711	25,017	20,045	17,192	12,932	13,522	10,961	10,080	10,000
Average Annual Return, Percent		18.87%	11.88%	11.66%
C000007307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 29,391	$ 29,391	$ 29,391	24,790	20,299	24,585	19,745	16,975	12,802	13,423	10,907	10,053	10,000
Average Annual Return, Percent		18.56%	11.60%	11.38%
C000007310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 18,701	$ 18,701	$ 18,701	17,356	15,715	17,380	15,230	13,869	11,521	12,206	10,869	9,963	10,000
Average Annual Return, Percent		7.75%	6.16%	6.46%
C000007311 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 18,242	$ 18,242	$ 18,242	16,976	15,402	17,083	15,007	13,703	11,408	12,119	10,818	9,942	10,000
Average Annual Return, Percent		7.46%	5.89%	6.20%
C000007312 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 18,403	$ 18,403	$ 18,403	16,481	16,836	16,710	14,646	13,830	11,058	10,942	9,529	8,548	10,000
Average Annual Return, Percent		11.66%	5.88%	6.29%
C000007313 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 17,943	$ 17,943	$ 17,943	16,115	16,499	16,421	14,426	13,659	10,944	10,856	9,482	8,524	10,000
Average Annual Return, Percent		11.34%	5.61%	6.02%
C000007314 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 22,880	$ 22,880	$ 22,880	20,500	18,993	20,186	16,090	15,550	11,980	13,324	11,325	9,926	10,000
Average Annual Return, Percent		11.61%	8.03%	8.63%
C000007315 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 22,315	$ 22,315	$ 22,315	20,040	18,619	19,837	15,850	15,355	11,857	13,227	11,271	9,907	10,000
Average Annual Return, Percent		11.35%	7.76%	8.36%
C000007316 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 40,847	$ 40,847	$ 40,847	31,070	22,869	33,451	27,079	20,536	14,865	14,479	11,019	10,756	10,000
Average Annual Return, Percent		31.47%	14.74%	15.11%
C000007317 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 39,840	$ 39,840	$ 39,840	30,377	22,417	32,872	26,674	20,279	14,718	14,372	10,964	10,730	10,000
Average Annual Return, Percent		31.15%	14.46%	14.82%
C000007318 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 20,379	$ 20,379	$ 20,379	19,302	16,904	20,547	17,530	15,474	11,851	13,130	10,583	9,859	10,000
Average Annual Return, Percent		5.58%	5.66%	7.38%
C000007319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 19,874	$ 19,874	$ 19,874	18,862	16,563	20,184	17,269	15,278	11,734	13,027	10,527	9,833	10,000
Average Annual Return, Percent		5.36%	5.40%	7.11%
C000007324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 28,626	$ 28,626	$ 28,626	23,950	20,130	24,104	19,008	16,693	12,686	13,423	10,882	10,022	10,000
Average Annual Return, Percent		19.52%	11.39%	11.09%
C000007325 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 27,921	$ 27,921	$ 27,921	23,419	19,736	23,689	18,726	16,484	12,559	13,320	10,826	9,995	10,000
Average Annual Return, Percent		19.22%	11.12%	10.81%
C000007326 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 30,239	$ 30,239	$ 30,239	26,358	21,726	30,470	26,702	19,565	14,110	13,938	10,975	10,461	10,000
Average Annual Return, Percent		14.72%	9.10%	11.70%
C000007327 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 29,523	$ 29,523	$ 29,523	25,797	21,325	29,947	26,298	19,320	13,972	13,840	10,925	10,443	10,000
Average Annual Return, Percent		14.44%	8.85%	11.43%
C000007329 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 24,099	$ 24,099	$ 24,099	22,581	19,736	28,097	27,601	18,919	13,352	13,551	10,700	9,811	10,000
Average Annual Return, Percent		6.72%	4.96%	9.19%
C000007330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 23,509	$ 23,509	$ 23,509	22,088	19,332	27,615	27,188	18,675	13,219	13,450	10,646	9,785	10,000
Average Annual Return, Percent		6.44%	4.71%	8.92%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	[2]	25.02%	14.53%	13.10%
MFS Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Account Value		$ 22,651	$ 22,651	$ 22,651	19,689	16,732	19,869	17,150	14,948	12,235	12,529	10,970	10,128	10,000
Average Annual Return, Percent	[3]	15.04%	8.67%	8.52%
Standard And Poor s 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Account Value		$ 22,473	$ 22,473	$ 22,473	18,208	19,595	19,293	16,396	16,317	12,914	12,405	11,065	9,515	10,000
Average Annual Return, Percent	[4]	23.43%	6.61%	8.43%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	[5],[6],[7],[8],[9]	23.81%	13.86%	12.55%
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Account Value		$ 25,812	$ 25,812	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Average Annual Return, Percent	[10]	18.67%	11.17%	9.95%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,580	$ 22,580	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Average Annual Return, Percent	[6],[11]	14.37%	8.68%	8.49%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 47,152	$ 47,152	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Average Annual Return, Percent	[5],[9]	33.36%	18.96%	16.78%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Account Value		$ 29,803	$ 29,803	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Average Annual Return, Percent	[8],[12]	22.10%	11.47%	11.54%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value		$ 21,772	$ 21,772	$ 21,772	$ 18,906	$ 15,933	$ 21,636	$ 21,040	$ 15,628	$ 12,163	$ 13,411	$ 10,978	$ 9,862	$ 10,000
Average Annual Return, Percent	[7],[13]	15.15%	6.86%	8.09%

[1]	Source: FactSet Research Systems Inc.
[2]	Source: FactSet Research Systems Inc.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.
[5]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[6]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[7]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[8]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.